SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Accounts Receivable	$20,159,165	$18,340,348
Allowance for credit losses	(10,957,920)	(11,582,186)
Accounts Receivable, net	$9,201,245	$6,758,162
Accounts Receivable - related parties	$14,617,746	$16,032,134
Allowance for credit losses	(14,526,375)	(15,680,662)
Accounts Receivable - related parties, net	$91,371	$351,472

SCHEDULE OF ALLOWANCES FOR CREDIT LOSSES

Balance at January 1, 2021	$21,217,406
Addition from acquisition of subsidiaries under common control	314,214
Increase in allowance for credit losses	5,134,350
Foreign exchange difference	596,878
Balance at December 31, 2021	$27,262,848
Decrease for balance due to transfer of a company	(771,189)
Increase in allowance for credit losses	674,664
Foreign exchange difference	(1,682,028)
Balance at December 31, 2022	$25,484,295

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2023	264,615
2024	88,205
Total	352,820

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The exchange rates adopted are as follows:

	December 31, 2022	December 31, 2021
Year-end RMB to US$ exchange rate	6.8993	6.3588
Average yearly RMB to US$ exchange rate	6.7190	6.4505
Year-end HKD to US$ exchange rate	7.8077	7.7971
Average yearly HKD to US$ exchange rate	7.8302	7.7724